Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000079
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Portfolio
Account Value	$ 19,157.55	$ 17,461.09	$ 15,152.56	$ 17,791.55	$ 16,108.20	$ 14,200.66	$ 11,728.23	$ 12,329.37	$ 10,732.92	$ 9,957.46	$ 10,000.00
C000000080
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Portfolio
Account Value	$ 17,127.17	15,943.33	14,100.39	16,421.68	15,267.54	13,572.26	11,509.51	11,921.07	10,645.29	9,987.84	10,000.00
C000000076
Account Value [Line Items]
Line Graph and Table Measure Name	Domestic Equity Portfolio
Account Value	$ 20,427.67	19,078.95	18,395.64	18,961.87	15,452.18	15,340.33	12,702.23	13,069.77	11,487.35	9,990.73	10,000.00
C000050280
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Portfolio
Account Value	$ 12,805.54	12,310.09	11,514.53	15,409.61	16,144.56	12,726.73	10,552.90	12,235.83	9,571.26	8,775.75	10,000.00
C000000077
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Portfolio
Account Value	$ 22,401.55	20,023.65	18,255.69	18,862.98	15,006.13	14,827.75	11,710.92	12,918.61	11,113.43	9,325.84	10,000.00
C000000090
Account Value [Line Items]
Line Graph and Table Measure Name	Focused Appreciation Portfolio
Account Value	$ 47,839.80	35,587.99	23,569.36	32,656.40	27,465.24	20,721.24	15,701.32	16,077.42	12,032.00	11,364.39	10,000.00
C000000091
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Stock Portfolio
Account Value	$ 35,303.51	25,614.74	17,111.74	27,913.58	23,925.49	17,726.02	13,668.53	13,498.70	10,862.83	10,601.20	10,000.00
C000000081
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Bond Portfolio
Account Value	$ 16,210.88	15,237.99	13,456.24	15,176.02	14,411.34	13,513.69	11,754.23	12,081.27	11,303.37	9,863.75	10,000.00
C000000089
Account Value [Line Items]
Line Graph and Table Measure Name	Index 400 Stock Portfolio
Account Value	$ 24,570.12	21,621.99	18,614.88	21,461.62	17,243.64	15,209.96	12,082.49	13,626.77	11,751.46	9,761.87	10,000.00
C000000078
Account Value [Line Items]
Line Graph and Table Measure Name	Index 500 Stock Portfolio
Account Value	$ 33,539.55	26,885.28	21,329.98	26,102.33	20,321.17	17,194.81	13,107.94	13,736.42	11,304.20	10,116.98	10,000.00
C000050279
Account Value [Line Items]
Line Graph and Table Measure Name	Index 600 Stock Portfolio
Account Value	$ 22,831.18	21,056.56	18,189.63	21,749.34	17,231.81	15,533.79	12,687.18	13,908.40	12,316.21	9,765.17	10,000.00
C000050276
Account Value [Line Items]
Line Graph and Table Measure Name	Inflation Protection Portfolio
Account Value	$ 12,125.49	11,891.96	11,445.92	13,150.60	12,335.79	11,258.21	10,326.99	10,603.91	10,237.67	9,779.52	10,000.00
C000000087
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Portfolio
Account Value	$ 13,460.73	12,950.58	11,155.66	11,973.57	11,402.88	11,720.50	10,409.26	12,305.02	10,061.70	9,778.67	10,000.00
C000000086
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Portfolio
Account Value	$ 19,722.74	18,730.45	15,509.74	20,177.16	17,406.67	14,762.50	10,951.16	12,343.35	9,492.74	9,827.41	10,000.00
C000050277
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Blend Portfolio
Account Value	$ 26,456.31	21,359.26	17,709.58	20,539.00	17,339.01	15,755.22	12,708.95	13,239.16	11,123.08	9,758.37	10,000.00
C000000075
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Core Stock Portfolio
Account Value	$ 30,720.01	25,148.28	19,993.24	24,646.57	19,701.30	16,051.18	12,234.93	13,021.17	10,427.91	9,693.98	10,000.00
C000050275
Account Value [Line Items]
Line Graph and Table Measure Name	Large Company Value Portfolio
Account Value	$ 20,755.99	18,750.84	18,064.59	18,125.68	14,867.03	14,485.05	11,346.64	12,323.15	11,092.10	9,615.17	10,000.00
C000050282
Account Value [Line Items]
Line Graph and Table Measure Name	Long-Term U.S. Government Bond Portfolio
Account Value	$ 9,109.21	9,668.12	9,356.89	13,277.65	14,031.31	11,954.65	10,563.75	10,784.20	9,959.94	9,852.70	10,000.00
C000000085
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Stock Portfolio
Account Value	$ 19,717.55	18,222.21	15,851.54	20,793.56	18,872.76	15,048.72	11,313.70	12,215.14	10,154.81	10,071.22	10,000.00
C000000088
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Portfolio
Account Value	$ 21,896.39	20,152.46	18,964.92	19,185.53	15,563.77	15,308.44	11,848.02	13,595.22	12,159.29	9,867.22	10,000.00
C000050283
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Sector Bond Portfolio
Account Value	$ 13,881.37	13,043.91	11,889.70	14,052.46	14,063.18	13,251.09	11,619.70	11,772.97	10,862.40	9,777.95	10,000.00
C000050278
Account Value [Line Items]
Line Graph and Table Measure Name	Research International Core Portfolio
Account Value	$ 17,052.65	16,515.70	14,622.45	17,651.49	15,750.33	13,881.41	10,823.40	12,536.21	9,777.88	9,888.81	10,000.00
C000000082
Account Value [Line Items]
Line Graph and Table Measure Name	Select Bond Portfolio
Account Value	$ 11,687.00	11,484.45	10,815.14	12,478.72	12,679.91	11,635.04	10,708.76	10,731.63	10,360.38	10,053.03	10,000.00
C000050281
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Portfolio
Account Value	$ 12,075.19	11,496.22	10,921.63	11,438.14	11,449.13	10,977.72	10,516.60	10,375.98	10,240.05	10,071.57	10,000.00
C000000074
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Stock Portfolio
Account Value	$ 21,837.46	19,294.73	16,302.23	22,796.85	21,897.64	16,406.18	12,090.69	13,693.68	11,260.57	10,031.76	10,000.00
C000000084
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Portfolio
Account Value	$ 21,127.59	19,144.54	16,815.46	20,641.13	16,781.31	15,355.45	12,197.48	13,976.60	12,517.97	9,455.19	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
MSCI Emerging Markets Index - NDUEEGF
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets Index (Net)
Account Value	$ 14,292.94	13,295.23	12,105.50	15,149.18	15,544.18	13,139.07	11,095.09	12,987.15	9,460.05	8,508.17	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Account Value	$ 15,985.17	15,146.93	13,101.08	15,597.09	14,465.31	13,072.81	10,758.52	12,538.37	9,857.87	9,433.79	10,000.00
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Account Value	$ 15,985.17	15,146.93	13,101.08	15,597.09	14,465.31	13,072.81	10,758.52	12,538.37	9,857.87	9,433.79	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Bloomberg Global Aggregate Index - LEGATRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Aggregate Index
Account Value	$ 10,151.36	10,325.72	9,767.59	11,662.54	12,238.63	11,207.81	10,490.44	10,617.70	9,886.54	9,684.58	10,000.00
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Account Value	$ 15,985.17	15,146.93	13,101.08	15,597.09	14,465.31	13,072.81	10,758.52	12,538.37	9,857.87	9,433.79	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Asset Allocation Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Portfolio Blended Composite Benchmark *
Account Value	$ 20,451.75	18,482.29	15,838.64	18,727.86	16,566.65	14,456.59	11,875.82	12,532.56	10,844.37	9,929.50	10,000.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Account Value	$ 11,431.74	11,290.58	10,699.06	12,299.22	12,491.81	11,619.59	10,687.93	10,686.73	10,321.17	10,054.99	10,000.00
Balanced Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Portfolio Blended Composite Benchmark *
Account Value	$ 17,941.84	16,621.14	14,582.98	17,059.40	15,566.28	13,763.65	11,614.09	12,064.84	10,732.84	9,973.84	10,000.00
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,253.95	27,398.84	21,695.58	26,493.86	20,584.89	17,386.06	13,222.71	13,829.00	11,350.92	10,138.38	10,000.00
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,579.90	19,743.17	17,712.82	19,156.82	15,305.83	14,889.57	11,766.57	12,826.97	11,284.99	9,617.32	10,000.00
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,579.90	19,743.17	17,712.82	19,156.82	15,305.83	14,889.57	11,766.57	12,826.97	11,284.99	9,617.32	10,000.00
Russell 1000 Growth Index - RU10GRTR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152.44	35,358.22	24,781.79	34,971.44	27,407.80	19,789.99	14,509.91	14,732.93	11,314.59	10,566.82	10,000.00
Russell 1000 Growth Index - RU10GRTR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152.44	35,358.22	24,781.79	34,971.44	27,407.80	19,789.99	14,509.91	14,732.93	11,314.59	10,566.82	10,000.00
Bloomberg US Corporate High Yield 2% Issuer Capped Index - LF89TRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,545.73	15,292.77	13,480.52	15,177.62	14,419.08	13,469.80	11,782.68	12,033.49	11,193.63	9,556.59	10,000.00
S&P US 400 Mid Cap Total Return Index - SPTRMDCP
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,195.72	22,115.33	18,993.35	21,846.68	17,510.96	15,406.57	12,208.09	13,729.83	11,811.19	9,782.46	10,000.00
S&P US 600 Small Cap Total Return Index - SPTRSMCP
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,578.71	21,692.28	18,691.74	22,278.25	17,566.82	15,785.14	12,856.31	14,047.70	12,405.95	9,802.70	10,000.00
Bloomberg US TIPS Index - LBUTTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 12,480.74	12,255.72	11,796.18	13,381.32	12,629.12	11,378.37	10,493.95	10,628.06	10,317.80	9,856.21	10,000.00
MSCI All Country World (ex-US) Value Index - MGCUWXUN
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Value Index (Net)
Account Value	$ 14,906.40	14,057.07	11,983.99	13,110.08	11,869.19	11,961.61	10,336.78	12,015.91	9,795.65	8,993.47	10,000.00
MSCI EAFE Growth Index - NDUGEAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index (Net)
Account Value	$ 17,641.54	17,288.00	14,703.40	19,081.86	17,151.81	14,499.24	11,336.53	13,004.68	10,092.08	10,409.03	10,000.00
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,579.90	19,743.17	17,712.82	19,156.82	15,305.83	14,889.57	11,766.57	12,826.97	11,284.99	9,617.32	10,000.00
Bloomberg Long-Term U.S. Treasury Index - LUTLTRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Long-Term Treasury Index
Account Value	$ 9,377.80	10,020.25	9,722.42	13,743.00	14,412.64	12,244.93	10,663.78	10,863.78	10,009.77	9,878.75	10,000.00
Russell MidCap Growth Index - RUMCGRTR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,802.80	24,407.91	19,391.87	26,463.01	23,475.09	17,313.70	12,780.54	13,417.93	10,711.41	9,980.01	10,000.00
Russell MidCap Value Index - RUMCVATR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,797.91	19,278.23	17,103.65	19,443.10	15,149.93	14,433.36	11,359.29	12,950.92	11,426.19	9,522.01	10,000.00
PIMCO Blended Portfolio Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Portfolio Benchmark (as defined above)
Account Value	$ 14,221.01	13,460.46	12,143.96	14,026.15	13,903.69	13,077.32	11,503.21	11,765.41	10,966.06	9,989.12	10,000.00
Bloomberg Credit Hedged USD Index - H04063US
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Credit Hedged USD Index
Account Value	$ 13,307.24	12,737.81	11,647.50	13,504.05	13,559.59	12,610.10	11,251.26	11,343.10	10,712.01	9,979.88	10,000.00
MSCI EAFE Index - NDDUEAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value	$ 16,598.38	15,987.16	13,521.19	15,805.33	14,205.33	13,175.55	10,798.35	12,525.67	10,017.79	9,918.59	10,000.00
Bloomberg 1-3 Year U.S. Government/Credit Bond Index - LGC3TRUU
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 1-3 Year U.S. Government/ Credit Bond Index
Account Value	$ 11,749.73	11,259.35	10,762.91	11,174.89	11,228.01	10,865.78	10,444.88	10,280.55	10,194.45	10,065.39	10,000.00
Russell 2000 Growth Index - RU20GRTR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,771.55	18,906.42	15,933.49	21,636.26	21,039.83	15,627.63	12,163.14	13,411.46	10,978.01	9,861.84	10,000.00
Russell 2000 Value Index - RU20VATR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 19,933.93	$ 18,448.02	$ 16,091.21	$ 18,816.47	$ 14,669.38	$ 14,019.67	$ 11,454.54	$ 13,145.59	$ 12,190.13	$ 9,253.11	$ 10,000.00